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                                         New York Life Insurance Company
                                         1 Rockwood Road
                                         Sleepy Hollow, NY 10591
                                         Bus: 914-846-3625
                                         Fax: 914-846-4673
                                         E-Mail: judy_r_bartlett@newyorklife.com
                                         www.newyorklife.com

                                         Judy R. Bartlett
                                         Assistant General Counsel


VIA EDGAR

November 10, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     New York Life Insurance and Annuity Corporation
        Variable Annuity Separate Account - III
        File Nos. 033-87382 and 811-08904

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Supplements that Registrant would have filed pursuant to Rule 497(c) for the LifeStages Essentials Variable Annuity, LifeStages Variable Annuity, MainStay Access Variable Annuity, MainStay Plus Variable Annuity and MainStay Plus II Variable Annuity would not have differed from that filed on November 3, 2004 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on November 3, 2004.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3625.


Very truly yours,


/s/ Judy R. Bartlett
Judy R. Bartlett
Assistant General Counsel